NEWPORT GREATER CHINA FUND

                Supplement to Prospectus dated December 12, 1997
                   (Replacing Supplement dated April 1, 1998)

The Fund's Prospectus is amended as follows:

(A) In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
                                            Class A     Class B      Class C
Maximum initial sales charge imposed on
 a purchase (as a % of offering price)(3)   5.75%        0.00%(4)    0.00%(4)
Maximum contingent deferred sales charge
 (as a % of offering price)(3)              1.00%(5)     5.00%       1.00%
Maximum contingent redemption fee(3)(6)     2.00%        2.00%       2.00%

(1)    For accounts less than $1,000 an annual fee of $10 may be deducted.
       See "How to Buy Shares."
(2)    Redemption  proceeds  exceeding $500 sent via federal funds
       wire will be subject to a $7.50 charge per   transaction.
(3)    Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5)    Only with respect to any portion of  purchases  of $1 million to
       $5 million  redeemed  within  approximately  18
       months after purchase.  See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions or exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(B) Effective June 1, 1998, Liberty Financial Investments, Inc. (Distributor) will pay an additional 1% commission (total commission of 5%) to financial service firms on sales of Class B shares of the above Fund to their clients or customers. The commission will be paid directly from the Distributor's assets and will not affect the expenses paid by Fund shareholders. Financial service firms may waive receipt of all or any portion of these payments.

(C) Effective May 14, 1998, the Fund's custodian is The Chase Manhattan Bank.

(D) The following paragraph is added to the subcaption Class C Shares under the caption "How to Buy Shares":

The Fund's Class C share exchange policy will be modified to permit only one "roundtrip" exchange per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.


GC-36/317F-0598
May 29, 1998

                             NEWPORT JAPAN OPPORTUNITIES FUND
                     Supplement to Prospectus dated December 3, 1997
                        (Replacing Supplement dated April 1, 1998)

The Fund's Prospectus is amended as follows:

(A) In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
                                                 Class A    Class B    Class C
Maximum initial sales charge imposed on a         5.75%     0.00%(4)   0.00%(4)
purchase (as a % of offering price)(3)
Maximum contingent deferred sales charge          1.00%(5)  5.00%      1.00%
(as a % of offering price)(3)
Maximum contingent redemption fee(3)(6)           2.00%     2.00%      2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because
    Class  B  shares   automatically   convert  to  Class  A  shares   after
    approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase.
    See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares. "

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee.  The Fund  can  experience   substantial   price
fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(B) Effective June 1, 1998, Liberty Financial Investments, Inc. (Distributor) will pay an additional 1% commission (total commission of 5%) to financial service firms on sales of Class B shares of the above Fund to their clients or customers. The commission will be paid directly from the Distributor's assets and will not affect the expenses paid by Fund shareholders. Financial service firms may waive receipt of all or any portion of these payments.

(C) Effective May 14, 1998, the Fund's custodian is The Chase Manhattan Bank.

(D) The following paragraph is added to the subcaption Class C Shares under the caption "How to Buy Shares":

The Fund's Class C share exchange policy will be modified to permit only one "roundtrip" exchange per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

JF-36/316F-0598
May 29, 1998

                          COLONIAL NEWPORT TIGER CUB FUND
                 Supplement to Prospectus dated December 29, 1997
                     (Replacing Supplement dated April 1, 1998)

The Fund's Prospectus is amended as follows:

(A) Effective June 30, 1998, the Fund's name is changed to "Newport Tiger Cub Fund."

(B) In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
                                            Class A    Class B      Class C
Maximum initial sales charge imposed on
 a purchase  (as a % of offering price)(3)    5.75%     0.00%(4)     0.00%(4)
 price)(3)
Maximum contingent deferred sales charge
(as a % of offering price)(3)                1.00%(5)   5.00%        1.00%
Maximum contingent redemption fee(3)(6)      2.00%      2.00%        2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However,  because
    Class  B  shares   automatically   convert   to  Class  A  shares   after
    approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase.
    See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares. "

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(C) Effective June 1, 1998, Liberty Financial Investments, Inc. (Distributor) will pay an additional 1% commission (total commission of 5%) to financial service firms on sales of Class B shares of the above Fund to their clients or customers. The commission will be paid directly from the Distributor's assets and will not affect the expenses paid by Fund shareholders.
Financial service firms may waive receipt of all or any portion of these payments.

(D) Effective May 14, 1998, the Fund's custodian is The Chase Manhattan Bank.

(E) The following paragraph is added to the subcaption Class C Shares under the caption "How to Buy Shares":

The Fund's Class C share exchange policy will be modified to permit only one "roundtrip" exchange per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

CF-36/314F-0598
May 29, 1998

                         COLONIAL NEWPORT TIGER CUB FUND
                                 CLASS Z SHARES

                            Supplement to Prospectus
                             dated December 29, 1997
                   (Replacing Supplement dated April 1, 1998)

The Fund's Prospectus is amended as follows:

(A) Effective June 30, 1998, the Fund's name is changed to "Newport Tiger Cub Fund."

(B) In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder  Transaction Expenses (1)(2)
Maximum initial sales charge imposed on a purchase
 (as a % of offering  price)                          0.00%
Maximum  contingent  deferred sales charge
 (as a % of offering price)                           0.00%
Maximum contingent redemption fee(3)(4)               2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy
       Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) A contingent redemption fee in the amount of 2.00% is imposed on redemptions or exchanges of Fund shares held for five business days or less of purchase. See "Contingent Redemption Fee" under the caption "How to Sell Shares. "
(4)    Does not apply to reinvested distributions.

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(C) Effective May 14, 1998, the Fund's custodian is The Chase Manhattan Bank.

CF-36/315F-0598                                                  May 29, 1998